PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	$ 1,540,597	$ 2,957,346
Less: provision for doubtful accounts	(581,462)	(2,153,390)	$ (2,701,166)
Total	959,135	803,956
Reversal of expenses	1,243,233
Provision for doubtful accounts of prepayments	$ (1,243,233)	$ 1,196,563	$ 2,668,421